Stockholders' Equity - Narrative (Details)	12 Months Ended	60 Months Ended
	Sep. 30, 2017 category item shares	Sep. 30, 2017 shares
Stockholders' Equity
Vesting period	3 years
RSUs
Stockholders' Equity
Number of units awarded (in shares)		1,917,903
Number of shares of common stock that each award holder has the contingent right to receive	1
Vested awards to date	451,608	451,608
Expected awards vested (in shares)	417,882
Time-based RSUs
Stockholders' Equity
Number of units awarded (in shares)		924,605
Number of equal installments for vesting of stock awards | item	4
Performance-based RSUs
Stockholders' Equity
Number of units awarded (in shares)		993,298
Vesting period	3 years
Number of vesting criteria which have to be satisfied out of total vesting criteria | category	1
Number of vesting criteria | category	3